Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 25, 2022	Dec. 26, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEOs Named Executive Officers ($)(4)	Value of initial fixed $100 investment based on:		Net Income (Loss) ($ in Millions)	Adjusted EBITDA ($ in millions)(6)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2023	$2,047,180	$(2,495,215)	$811,553	$109,240	$54.74	$84.48	$24,818	$102,282
2022	1,288,848	(27,590,871)	600,948	(3,550,698)	59.07	71.31	17,157	84,955
2021	31,244,207	49,575,563	5,753,329	6,805,064	131.75	89.79	(13,416)	98,497

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Michael Osanloo was our principal executive officer for all years shown. The individuals comprising the Non-PEO named executive officers (NEOs) for each year presented are:
2023: Michelle Hook, Derrick Pratt, Jill Waite and Susan Shelton. Ms. Shelton ceased to be an executive officer as of February 8, 2024.
2022: Michelle Hook, Derrick Pratt and Sherri Abruscato. Ms. Abruscato ceased to be an executive officer as of October 31, 2022.
2021: Sherri Abruscato and Michelle Hook.
The individuals comprising the Non-PEO named executive officers (NEOs) for each year presented are:
2023: Michelle Hook, Derrick Pratt, Jill Waite and Susan Shelton. Ms. Shelton ceased to be an executive officer as of February 8, 2024.
2022: Michelle Hook, Derrick Pratt and Sherri Abruscato. Ms. Abruscato ceased to be an executive officer as of October 31, 2022.
	2021: Sherri Abruscato and Michelle Hook.
Peer Group Issuers, Footnote	The TSR peer group consists of the S&P 600 Restaurants Index.
PEO Total Compensation Amount	$ 2,047,180	$ 1,288,848	$ 31,244,207
PEO Actually Paid Compensation Amount	$ (2,495,215)	(27,590,871)	49,575,563
Adjustment To PEO Compensation, Footnote	Item 402 requires certain adjustments to be made to the Summary Compensation Table totals to determine CAP for reporting in the Pay versus Performance Table. CAP is a value calculated under Item 402, but does not necessarily represent cash and/or equity transferred to the NEO without restriction. As required by Item 402, the following table details adjustments made to Summary Compensation Table total compensation values to arrive at CAP values (Note that NEOs do not participate in a defined benefit plan so there are no adjustments for pension benefits, and similarly, there are no adjustments made for dividends):
PEO - Compensation Actually Paid

Year	Summary Compensation Table Total ($)	Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Fair Value as of the Vesting Date of Any Equity Awards Granted During Applicable Year that Vested During Applicable Year ($)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Fair Value at the End of the Prior Year for Prior Year Awards Forfeited During Applicable Year ($)	Total Equity Value Reflected in Compensation Actually Paid ($)
2023	$2,047,180	$—	$—	$(3,679,281)	$—	$(863,114)	$—	$(2,495,215)
2022	1,288,848	(413,746)	—	(20,471,998)	413,746	(8,407,721)	—	(27,590,871)
2021	31,244,207	(27,666,075)	27,740,157	5,601,087	9,855,643	2,800,544	—	49,575,563

Non-PEO NEO Average Total Compensation Amount	$ 811,553	600,948	5,753,329
Non-PEO NEO Average Compensation Actually Paid Amount	$ 109,240	(3,550,698)	6,805,064
Adjustment to Non-PEO NEO Compensation Footnote	Average non-PEO NEO Compensation Actually Paid

Year	Summary Compensation Table Total ($)	Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Fair Value as of the Vesting Date of Any Equity Awards Granted During Applicable Year that Vested During Applicable Year ($)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Fair Value at the End of the Prior Year for Prior Year Awards Forfeited During Applicable Year ($)	Total Equity Value Reflected in Compensation Actually Paid ($)
2023	$811,553	$—	$—	$(702,931)	$—	$618	$—	$109,240
2022	600,948	(138,459)	—	(3,355,857)	107,060	(501,815)	(262,575)	(3,550,698)
2021	5,753,329	(4,814,531)	5,468,876	—	397,391	—	—	6,805,064

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR (Company TSR & Peer Group TSR)

¢	PEO CAP	PTLO TSR	¢	NEO Avg CAP	S&P 600 Restaurants Index

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income

¢	PEO CAP	¢	NEO Avg CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Adjusted EBITDA

¢	PEO CAP	¢	NEO Avg CAP	Adjusted EBITDA

Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. TSR (Company TSR & Peer Group TSR)

¢	PEO CAP	PTLO TSR	¢	NEO Avg CAP	S&P 600 Restaurants Index

Tabular List, Table

Other Key Company Measures
Overall Satisfaction (OSAT) Score
Restaurant Unit Growth
Same Restaurant Sales Growth

Total Shareholder Return Amount	$ 54.74	59.07	131.75
Peer Group Total Shareholder Return Amount	84.48	71.31	89.79
Net Income (Loss)	$ 24,818,000	$ 17,157,000	$ (13,416,000)
Company Selected Measure Amount	102,282,000	84,955,000	98,497,000
PEO Name	Michael Osanloo
Additional 402(v) Disclosure	TSR is based on the value of an initial fixed investment of $100.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The Company defines Adjusted EBITDA as net income (loss) before depreciation and amortization, interest expense, interest income, and income taxes, adjusted for the impact of certain non-cash and other items that we do not consider in our evaluation of ongoing core operating performance, including equity-based compensation expense, deferred lease costs, loss on disposal of assets, ERP implementation costs, certain non-recurring charges and Tax Receivable Agreement liability adjustments.
Measure:: 2
Pay vs Performance Disclosure
Name	Overall Satisfaction (OSAT) Score
Measure:: 3
Pay vs Performance Disclosure
Name	Restaurant Unit Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Same Restaurant Sales Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (413,746)	$ (27,666,075)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	27,740,157
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,679,281)	(20,471,998)	5,601,087
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	413,746	9,855,643
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(863,114)	(8,407,721)	2,800,544
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(138,459)	(4,814,531)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	5,468,876
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(702,931)	(3,355,857)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	107,060	397,391
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	618	(501,815)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (262,575)	$ 0